UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanford Investment Group, Inc.
Address:  2570 W. El Camino Real, Suite 520
          Mountain View, CA  94040

Form 13F File Number:    28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa M. Barnea
Title:    CFO and CCO
Phone:    650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea Mountain View, CA   August 14, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:      47,796 (x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER             TITLE  CUSIP     VALUE      SHARES          INV.   OTHE VOTING AUTH
                           OF               X1000                      DISC   R
                           CLASS                                       .      MGR
                                                                                    SOLE    SHR   NONE
Tyco Electronics LTD F     Com    G9144P105       289       8,055  SH  SOLE   NONE   8,055     0     0
Logitech Intl SA New F     Com    H50430232     23564     879,241  SH  SOLE   NONE 879,241     0     0
Adobe Systems              Com    00724F101      3605      91,529  SH  SOLE   NONE  91,529     0     0
Berkshire Hathaway Cl A    Com    084670108       241         200  SH  SOLE   NONE     200     0     0
Berkshire Hathaway Cl B    Com    084670207       321          80  SH  SOLE   NONE      80     0     0
CV Therapeutics            Com    126667104       216      26,214  SH  SOLE   NONE  26,214     0     0
Chevron Texaco Corp        Com    166764100       810       8,172  SH  SOLE   NONE   8,172     0     0
Cisco Systems              Com    17275R102       952      40,941  SH  SOLE   NONE  40,941     0     0
Disney Walt                Com    254687106       480      15,371  SH  SOLE   NONE  15,371     0     0
Expeditors Intl            Com    302130109       557      12,950  SH  SOLE   NONE  12,950     0     0
Exxon Mobil Corp           Com    30231G102       915      10,385  SH  SOLE   NONE  10,385     0     0
General Electric           Com    369604103       970      36,357  SH  SOLE   NONE  36,357     0     0
Hewlett Packard            Com    428236103       407       9,204  SH  SOLE   NONE   9,204     0     0
IBM Corp                   Com    459200101       355       2,994  SH  SOLE   NONE   2,994     0     0
IShares MSCI Emerg Mkts    ETF    464287234       723       5,325  SH  SOLE   NONE   5,325     0     0
Index
Ishares S&P Latin America  ETF    464287390       283       1,030  SH  SOLE   NONE   1,030     0     0
Index
Ishares S&P Global         ETF    464288695      1546      18,640  SH  SOLE   NONE  18,640     0     0
Materials Index
Intel Corp                 Com    458140100       269      12,501  SH  SOLE   NONE  12,501     0     0
JP Morgan Chase            Com    46625H100       218       6,368  SH  SOLE   NONE   6,368     0     0
Johnson & Johnson          Com    478106104      1114      17,317  SH  SOLE   NONE  17,317     0     0
Lilly, Eli Co              Com    532457108       220       4,775  SH  SOLE   NONE   4,775     0     0
Market Vectors Steel       ETF    57060U308       597       5,635  SH  SOLE   NONE     597     0     0
Merck & Co. Inc.           Com    589331107       336       8,917  SH  SOLE   NONE   8,917     0     0
Microsoft                  Com    594918104       992      36,076  SH  SOLE   NONE  36,076     0     0
Morningstar Inc            Com    617700109       515       7,150  SH  SOLE   NONE   7,150     0     0
Netapp Inc.                Com    64120L104       618      28,515  SH  SOLE   NONE  28,515     0     0
Nvidia Corp                Com    67066G104       258      13,779  SH  SOLE   NONE  13,779     0     0
Palm Inc                   Com    696643105       129      24,000  SH  SOLE   NONE  24,000     0     0
Power Integrations Inc     Com    739276103       243       7,691  SH  SOLE   NONE   7,691     0     0
Powershares DB Commod      ETF    73935S105       996      22,245  SH  SOLE   NONE  22,245     0     0
S&P Metals & Mining        SPDR   78464A755      1051      11,110  SH  SOLE   NONE  11,110     0     0
S&P Oil & Gas Explor       SPDR   78464A730       337       4,800  SH  SOLE   NONE   4,800     0     0
Select Sector Energy       SPDR   81369Y506       287       3,240  SH  SOLE   NONE   3,240     0     0
ShoreTel Inc.              Com    825211105        54      12,202  SH  SOLE   NONE  12,202     0     0
Sun Microsystems Inc.      Com    866810104       539      49,533  SH  SOLE   NONE  49,533     0     0
3M Company                 Com    88579Y101       517       7,436  SH  SOLE   NONE   7,436     0     0
Timberwest Forest Corp     Com    887147205       663      48,885  SH  SOLE   NONE  48,885     0     0
Time Warner Inc New        Com    887317105       785      53,042  SH  SOLE   NONE  53,042     0     0
Unit Corporation           Com    909218109       487       5,865  SH  SOLE   NONE   5,865     0     0
Western Union              Com    959802109       337      13,650  SH  SOLE   NONE  13,650     0     0


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